Description of Business and Basis of Presentation	12 Months Ended
Mar. 31, 2026
Description of Business and Basis of Presentation [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

J-Long Group Limited (the “Company”) was incorporated in the Cayman Islands on July 25, 2022 under the Companies Act as an exempted company with limited liability. The Company conducts its primary operations of apparel trims solution services in Hong Kong through its indirectly held wholly owned subsidiary that is incorporated and domiciled in Hong Kong, namely J-Long Limited (“JLHK”), and in Vietnam through its indirectly held 51% owned subsidiary that is incorporated and domiciled in Vietnam, namely J-Long Trims Vietnam Co., LTD (“JLVN”).

Details of the Company and its subsidiaries are set out in the table as follows:

Name	Date of incorporation	Percentage of effective ownership		Place of incorporation	Principal activities
		2025	2026
J-Long Group Limited (the “Company”)	July 25, 2022	Parent	Parent	Cayman Islands	Investment holdings
Stratum Star Limited (“Stratum Star”)	August 24, 2022	100%	100%	The British Virgin Islands	Investment holdings
Alpine Eagle Limited (“Alpine Eagle”)	August 24, 2022	100%	100%	The British Virgin Islands	Investment holdings
J-Long Limited (“JLHK”)	December 13, 1985	100%	100%	Hong Kong	Provision of apparel solution services
Sun Choice Enterprises Limited (“Sun Choice”)	November 10, 2017	100%	100%	Hong Kong	Inactive
J-Long Trims Vietnam Co., LTD(“JLVN”)	May 27, 2024	51%	51%	Vietnam	Provision of apparel solution services

Basis of presentation

The consolidated financial statements include all accounts of the Company and its wholly owned subsidiaries (Collectively, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Reclassifications

Certain prior period balances were reclassified to conform to the current period’s presentation. None of these reclassifications had an impact on reported net income or cash flows for any of the periods presented.